Amplify Small-Mid Cap Equity ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Consumer Discretionary - 8.9%
Bright Horizons Family Solutions, Inc. (a)	142	$17,550
Columbia Sportswear Co.	174	10,628
Duolingo, Inc. (a)	18	7,380
NVR, Inc. (a)	4	29,543
Pool Corp.	34	9,910
Texas Roadhouse, Inc.	104	19,491
Visteon Corp. (a)	152	14,181
		108,683

Consumer Staples - 3.7%
BJ's Wholesale Club Holdings, Inc. (a)	182	19,625
Casey's General Stores, Inc.	50	25,514
		45,139

Energy - 5.6%
Devon Energy Corp.	458	14,569
Matador Resources Co.	552	26,341
Range Resources Corp.	652	26,517
		67,427

Financials - 17.7%
American Financial Group, Inc./OH	208	26,252
Jack Henry & Associates, Inc.	78	14,053
Markel Group, Inc. (a)	16	31,958
Pinnacle Financial Partners, Inc.	446	49,243
Stifel Financial Corp.	336	34,870
Stock Yards Bancorp, Inc.	324	25,589
Webster Financial Corp.	616	33,634
		215,599

Health Care - 11.6%
BioLife Solutions, Inc. (a)	468	10,081
Bio-Techne Corp.	348	17,905
CRISPR Therapeutics AG (a)(b)	232	11,284
Exact Sciences Corp. (a)	120	6,377
IDEXX Laboratories, Inc. (a)	30	16,090
Insulet Corp. (a)	22	6,912
Merit Medical Systems, Inc. (a)	170	15,892
Repligen Corp. (a)	172	21,393
West Pharmaceutical Services, Inc.	158	34,570
		140,504

Industrials - 20.7%
AAON, Inc.	158	11,653
Applied Industrial Technologies, Inc.	110	25,569
BWX Technologies, Inc.	176	25,355
Carlisle Cos., Inc.	72	26,885
Copart, Inc. (a)	216	10,599
Curtiss-Wright Corp.	92	44,947
HEICO Corp.	88	28,864
Kadant, Inc.	58	18,412
Old Dominion Freight Line, Inc.	136	22,073
Trex Co., Inc. (a)	198	10,767
Watsco, Inc.	60	26,497
		251,621

Information Technology - 18.1%
Badger Meter, Inc.	82	20,086
Clearwater Analytics Holdings, Inc. - Class A (a)	566	12,412
CyberArk Software Ltd. (a)	44	17,903
Fair Isaac Corp. (a)	10	18,280
MKS, Inc.	170	16,891
Monolithic Power Systems, Inc.	54	39,494
PTC, Inc. (a)	150	25,851
Q2 Holdings, Inc. (a)	152	14,226
Trimble, Inc. (a)	236	17,931
Tyler Technologies, Inc. (a)	62	36,756
		219,830

Materials - 8.5%
AptarGroup, Inc.	156	24,403
Eagle Materials, Inc.	156	31,529
Royal Gold, Inc.	88	15,650
RPM International, Inc.	98	10,764
Steel Dynamics, Inc.	164	20,994
		103,340
TOTAL COMMON STOCKS (Cost $1,146,032)		1,152,143

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.5%	Shares	Value
Real Estate - 4.5%
Alexandria Real Estate Equities, Inc.	200	14,526
EastGroup Properties, Inc.	136	22,728
PotlatchDeltic Corp.	438	16,806
		54,060
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $65,591)		54,060

SHORT-TERM INVESTMENTS - 1.6%		Value
Investments Purchased with Proceeds from Securities Lending - 0.9%	Shares
First American Government Obligations Fund - Class X, 4.25% (c)	10,913	10,913

Money Market Funds - 0.7%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.26% (c)	8,966	8,966
TOTAL SHORT-TERM INVESTMENTS (Cost $19,879)		19,879

TOTAL INVESTMENTS - 100.9% (Cost $1,231,502)		1,226,082
Liabilities in Excess of Other Assets - (0.9)%		(10,612)
TOTAL NET ASSETS - 100.0%		$1,215,470
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $10,944.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Small-Mid Cap Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	1,152,143	–	–	1,152,143
Real Estate Investment Trusts - Common	54,060	–	–	54,060
Investments Purchased with Proceeds from Securities Lending	10,913	–	–	10,913
Money Market Funds	8,966	–	–	8,966
Total Investments	1,226,082	–	–	1,226,082

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.